Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of other intangible assets	$ 160	$ 151	$ 76
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	20 years 3 months 6 days